PATENT RIGHTS - Summary of Patent Rights (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,601,745	$ 1,172,485
Impairment losses	(45,981)
Additions during the year	318,958	458,037
Amortization in the year	(96,744)	(28,777)
Ending balance	1,777,978	1,601,745
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,856,750	1,398,713
Impairment losses	(45,981)
Additions during the year	318,958	458,037
Amortization in the year
Ending balance	2,129,727	1,856,750
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(255,005)	(226,228)
Impairment losses
Additions during the year
Amortization in the year	(96,744)	(28,777)
Ending balance	$ (351,749)	$ (255,005)